UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 1.8%
County of Jefferson Alabama, RB, Limited Obligation School, Series A,
5.00%, 1/01/24	$3,450	$3,376,067

Alaska – 0.8%
Northern Tobacco Securitization Corp., Refunding RB, Asset Backed,
5.00%, 6/01/46	1,660	1,458,343

Arizona – 1.6%
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT,
6.30%, 4/01/23	2,060	1,947,524
Pima County IDA, RB, Arizona Charter Schools Project, Series C,
6.75%, 7/01/31	900	903,339
Show Low Improvement District, Special Assessment Bonds, District No. 5,
6.38%, 1/01/15	210	212,148

		3,063,011

California – 14.8%
Benicia Unified School District, GO, CAB, Refunding, Series A (NPFGC),
2.31%, 8/01/20(a)	2,000	1,684,020
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,279,242
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	595	666,329
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,904,869
California Pollution Control Financing Authority, RB:
5.00%, 11/21/45	620	633,516
Poseidon Resources (Channel Side) LP Desalination, AMT,
5.00%, 7/01/37	515	539,406
Poseidon Resources (Channel Side) LP Desalination, AMT,
5.00%, 11/21/45	1,295	1,346,230
California State Public Works Board, RB, Various Capital Projects, Sub-Series l-1,
6.38%, 11/01/34	600	736,032
California Statewide Communities Development Authority, RB, John Muir Health,
5.13%, 7/01/39	1,090	1,194,912
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities and Services:
5.00%, 5/15/42	250	272,668
5.00%, 5/15/47	185	200,570
City of Los Angeles Department of Airports, Refunding RB, Series A,
5.25%, 5/15/39	400	453,912
San Diego Unified School District California, GO, CAB, Election of 2008, Series A,
4.05%, 7/01/29(a)	2,525	1,307,369
San Marino Unified School District California, GO, Series A (NPFGC)(a):
1.51%, 7/01/17	1,820	1,703,374
1.70%, 7/01/18	1,945	1,775,065
1.83%, 7/01/19	2,070	1,842,238
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,573,040
6.50%, 4/01/33	7,325	9,107,905

		28,220,697

Colorado – 1.9%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs,
5.50%, 7/01/40	1,055	1,111,337
Plaza Metropolitan District No. 1 Colorado Tax Allocation Bonds, Public Improvement Fee, Tax Increment,
8.13%, 12/01/25	855	855,017
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	510	582,507
University of Colorado, RB, Series A,
5.38%, 6/01/38	920	1,079,896

		3,628,757

Connecticut – 1.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit,
5.00%, 11/15/40	685	768,269
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University,
5.00%, 7/01/35	1,875	2,134,687

		2,902,956

Delaware – 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project,
6.00%, 10/01/40	570	644,550
Delaware State EDA, RB, Exempt Facilities, Indian River Power,
5.38%, 10/01/45	2,050	2,193,890

		2,838,440

District of Columbia – 2.6%
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 4.80%, 10/01/34(a)	10,170	3,641,368
First Senior Lien, Series A, 5.00%, 10/01/39	255	280,740

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
First Senior Lien, Series A,
5.25%, 10/01/44	$1,000	$1,108,850

		5,030,958

Florida – 7.3%
Ballantrae Community Development District, Special Assessment Bonds,
6.00%, 5/01/35	1,500	1,523,115
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A,
5.25%, 10/01/34	545	630,887
City of Clearwater Florida, RB, Series A,
5.25%, 12/01/39	1,725	1,967,690
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC),
5.20%, 10/01/37(a)	1,765	497,783
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT,
6.50%, 11/15/36	1,515	1,533,937
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT,
7.13%, 4/01/30	1,380	1,380,662
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	1,135	1,450,746
Palm Coast Park Community Development District, Special Assessment Bonds,
5.70%, 5/01/37	480	332,141
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A,
5.90%, 5/01/34	1,175	1,180,017
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	695	785,739
Series B, 5.00%, 7/01/42	1,275	1,422,926
Village Community Development District No. 10, Special Assessment Bonds,
5.13%, 5/01/43	1,260	1,240,848

		13,946,491

Georgia – 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare,
5.25%, 11/15/39	420	466,460
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, Third Indenture Series, Series A,
5.00%, 7/01/39	1,740	2,003,471

		2,469,931

Hawaii – 0.4%
State of Hawaii Harbor System, RB, Series A,
5.25%, 7/01/30	680	794,335

Idaho – 1.0%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT,
6.45%, 8/01/32	2,000	2,003,420

Illinois – 11.4%
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	1,060	1,239,151
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/40	530	606,861
City of Chicago Illinois, O’Hare International Airport, GARB, Third Lien:
Series A, 5.75%, 1/01/39	2,500	2,944,575
Series C, 6.50%, 1/01/41	2,935	3,795,395
City of Chicago Illinois, GO, Series A,
5.00%, 1/01/34	2,290	2,552,938
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A,
5.25%, 1/01/38	410	473,025
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East,
6.75%, 12/01/32	900	921,987
Illinois Finance Authority, Refunding RB:
Ascension Health Alliance, Series A, 5.00%, 11/15/37	490	557,086
Ascension Health Alliance, Series A, 5.00%, 11/15/42	890	1,004,570
Central DuPage Health, Series B, 5.50%, 11/01/39	800	908,264
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B-1 (AGM), 4.91%, 6/15/47(a)	9,555	1,803,602
Series B-1 (AGM), 5.00%, 6/15/50	1,585	1,732,326
Series B-2, 5.00%, 6/15/50	1,260	1,376,688
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	675	803,020
6.00%, 6/01/28	500	600,455
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	315	360,930

		21,680,873

Indiana – 3.5%
Carmel Redevelopment Authority, Refunding RB, Series A:
4.00%, 8/01/35	575	606,636
4.00%, 8/01/38	920	962,210
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	790	915,586

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Sisters of St. Francis Health, 5.25%, 11/01/39	$420	$463,823
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 5.00%, 5/01/42	955	1,051,484
Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,920,354
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	565	676,898

		6,596,991

Iowa – 1.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project,
4.75%, 8/01/42	585	594,395
Iowa Student Loan Liquidity Corp., Refunding RB, Series A-1, AMT,
5.15%, 12/01/22	1,080	1,242,259

		1,836,654

Kansas – 1.1%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,105	1,296,264
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	785	857,770

		2,154,034

Kentucky – 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	510	607,716

Louisiana – 3.0%
East Baton Rouge Sewerage Commission, RB, Series A,
5.25%, 2/01/39	420	483,731
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	2,500	2,842,000
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A,
5.00%, 7/01/36	175	200,044
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A,
5.25%, 1/01/41	310	341,660
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B,
5.00%, 5/01/45	1,640	1,854,742

		5,722,177

Maine – 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series A,
5.00%, 7/01/39	150	163,367
Maine State Turnpike Authority, RB, Series A,
5.00%, 7/01/42	450	517,765

		681,132

Maryland – 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.75%, 6/01/35	220	251,150
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	415	463,526
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community,
6.25%, 1/01/41	1,095	1,255,932

		1,970,608

Massachusetts – 4.5%
Massachusetts Development Finance Agency, RB:
Neville Communities, Series A (Ginnie Mae), 5.75%, 6/20/22	600	632,628
Neville Communities, Series A (Ginnie Mae), 6.00%, 6/20/44	1,500	1,581,045
Wellesley College, Series J, 5.00%, 7/01/42	915	1,066,588
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P,
5.45%, 5/15/59	845	1,013,189
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	910	996,022
Massachusetts HFA, HRB, M/F Housing, Series A, AMT,
5.25%, 12/01/48	2,100	2,134,440
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	1,040	1,121,016

		8,544,928

Michigan – 2.5%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Senior Lien, Series B (AGM),
7.50%, 7/01/33	460	574,812
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A,
5.25%, 7/01/41	1,555	1,681,157

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital,
5.50%, 5/15/36	$690	$765,879
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health,
5.75%, 11/15/39	1,520	1,737,801

		4,759,649

Minnesota – 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A,
6.75%, 11/15/32	1,540	1,872,101

Nebraska – 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3,
5.00%, 9/01/42	730	800,620

New Hampshire – 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock,
6.00%, 8/01/38	1,530	1,795,287

New Jersey – 1.9%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
5.25%, 9/15/29	990	1,008,879
New Jersey EDA, Refunding RB, Cigarette Tax,
5.00%, 6/15/25	490	561,599
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A,
5.50%, 6/15/41	1,025	1,191,183
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1-A,
4.63%, 6/01/26	1,000	970,390

		3,732,051

New York – 6.4%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A,
7.50%, 3/01/29	800	820,904
Long Island Power Authority, Refunding RB, Series A,
5.75%, 4/01/39	1,050	1,250,466
Metropolitan Transportation Authority, RB, Series E,
5.00%, 11/15/42	275	311,119
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,270	1,441,602
Series D, 5.25%, 11/15/40	610	690,185
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16(b)	525	527,625
Series C, 6.80%, 6/01/28	415	420,378
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	615	730,823
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/42	890	1,002,363
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	650	772,707
6.00%, 12/01/42	630	748,931
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC),
5.25%, 10/15/27	3,200	3,441,888

		12,158,991

North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/42	705	784,256

Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System,
5.00%, 8/01/37	125	145,196

Pennsylvania — 2.5%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	810	688,484
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,139,398
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	1,500	1,499,850
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT,
7.75%, 12/01/17	540	540,831

		4,868,563

Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.50%, 8/01/44	2,790	3,166,985
Series A, CAB, 5.83%, 8/01/35(a)	10,000	2,744,500
Puerto Rico Sales Tax Financing Corp., Refunding RB(a):
First Sub-Series C, 5.95%, 8/01/38	2,145	480,952

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (a) (concluded): Series C,
5.57%, 8/01/39	$2,800	$652,960

		7,045,397

South Carolina – 1.0%
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	1,650	1,860,095

South Dakota – 0.3%
South Dakota Health and Educational Facilities Authority, RB, Series E,
5.00%, 11/01/42	540	592,353

Tennessee – 1.1%
Hardeman County Correctional Facilities Corp. Tennessee, RB, Series B,
7.38%, 8/01/17	1,900	1,905,320
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C,
5.00%, 11/15/47	105	118,945

		2,024,265

Texas – 10.3%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT,
6.63%, 5/15/33	2,500	2,522,800
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	1,070	1,262,161
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue,
5.00%, 11/15/37	315	368,084
City of Dallas Texas Waterworks & Sewer System, Refunding RB,
5.00%, 10/01/35	760	875,748
City of Houston Texas Airport System, Refunding ARB, Series A,
5.50%, 7/01/39	535	619,054
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT,
5.00%, 11/01/35	1,310	1,431,149
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B,
7.25%, 12/01/35	1,380	1,719,245
La Vernia Higher Education Finance Corp., RB, KIPP Inc., Series A,
6.38%, 8/15/44	320	374,778
Midland County Fresh Water Supply District No 1, RB, City of Midland Project, Series A, CAB(a):
4.77%, 9/15/40	2,525	686,320
4.80%, 9/15/41	1,395	358,822
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B,
5.12%, 9/01/37(a)	1,015	293,030
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F,
6.13%, 1/01/31	3,020	3,339,486
Texas Municipal Gas Acquisition & Supply Corp. III, RB,
5.00%, 12/15/29	960	1,047,523
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,165	1,417,386
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,555,060
University of Texas System, Refunding RB, Financing System, Series B,
5.00%, 8/15/43	1,555	1,826,814

		19,697,460

Utah – 0.6%
County of Utah, RB, IHC Health Services, Inc.,
5.00%, 5/15/43	1,020	1,150,325

Vermont – 0.00%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A,
6.50%, 6/15/32	80	81,158

Virginia – 2.5%
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.13%, 10/01/42	2,500	2,590,500
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	400	438,240
6.00%, 1/01/37	925	1,063,454
5.50%, 1/01/42	585	638,867

		4,731,061

Washington – 0.5%
Seattle Housing Authority Washington, RB, Replacement Housing Projects,
6.13%, 12/01/32	890	890,579

Wisconsin – 3.0%
State of Wisconsin, General Fund Annual Appropriation Revenue, RB, Series A,
6.00%, 5/01/36	3,620	4,422,337

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	$1,235	$1,400,613
		5,822,950

Total Municipal Bonds – 101.8%		194,340,876

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Arizona – 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	1,220	1,387,996

California – 10.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	1,640	1,903,971
California Educational Facilities Authority, RB, University of Southern California, Series B,
5.25%, 10/01/39(d)	1,335	1,563,191
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	2,980	3,371,587
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	1,170	1,338,000
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	553	672,668
San Francisco City & County Public Utilities Commission, RB, Series B,
5.00%, 11/01/39	4,770	5,412,710
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM),
5.50%, 7/01/35	5,519	6,202,495

		20,464,622

Colorado – 2.4%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3 (FSA), 5.10%, 10/01/41	1,870	2,039,385
Series C-7 (AGM), 5.00%, 9/01/36	1,200	1,292,076
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A,	1,080	1,236,216
5.50%, 7/01/34(d)

		4,567,677

Connecticut – 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,300	2,586,097
Series X-3, 4.85%, 7/01/37	2,362	2,668,214

		5,254,311

Florida – 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System,
5.00%, 10/01/34	2,840	3,213,392

Georgia – 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C,
5.00%, 9/01/38	1,649	1,877,659

Illinois – 2.2%
City of Chicago Illinois Waterworks, Refunding RB,
5.00%, 11/01/42	3,638	4,114,715

Maryland – 1.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B,
5.00%, 11/15/51	2,100	2,349,900

Massachusetts – 3.1%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	2,280	2,628,886
Series A (AGM), 5.00%, 8/15/15(e)	387	425,268
Series A (AGM), 5.00%, 8/15/30	2,613	2,874,797

		5,928,951

Michigan – 0.8%
Detroit Water and Sewerage Department, Refunding RB, Series A:
5.00%, 7/01/32	788	852,617
5.25%, 7/01/39	675	734,799

		1,587,416

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College,
5.25%, 6/01/39(d)	1,019	1,199,901

New Jersey – 0.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B,
5.25%, 6/15/36	1,240	1,421,437

New York – 10.6%
Hudson New York Yards Infrastructure Corp., RB,
5.75%, 2/15/47	810	966,496
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2,
5.50%, 6/15/40	810	955,835

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	$3,299	$3,703,276
Future Tax Secured Revenue, Sub-Series E-1, 5.00%, 2/01/42	1,240	1,424,559
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction,
5.25%, 12/15/43	5,400	6,212,831
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	3,250	3,855,735
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	2,910	3,141,938

		20,260,670

North Carolina – 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University,
5.00%, 1/01/38	800	904,648

Ohio – 4.3%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A,
5.50%, 1/01/39	6,974	8,113,664

Tennessee – 1.4%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital,
5.00%, 7/01/31	2,500	2,741,250

Texas – 3.0%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A,
5.00%, 8/15/38(d)	3,360	3,841,992
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A,
5.00%, 11/01/41	1,710	1,958,651

		5,800,643

Utah – 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services Inc.,
5.00%, 8/15/41	1,395	1,543,428

Virginia – 2.6%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	2,729	3,147,102
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare,
5.00%, 11/01/40	1,553	1,717,233

		4,864,335

Washington – 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	1,365	1,547,239

Wisconsin – 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(d)	2,859	3,178,156

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 53.6%		102,322,010

Total Long-Term Investments (Cost – $264,718,143) – 155.4%		296,662,886

Short-Term Securities	Shares
Money Market Funds – 1.6%
FFI Institutional Tax-Exempt Fund,
0.01%(f)(g)	3,162,701	3,162,701

Total Short-Term Securities (Cost – $3,162,701) – 1.6%		3,162,701

Total Investments (Cost – $267,880,844*) – 157.0%		299,825,587
Other Assets Less Liabilities – 1.0%		1,907,249
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (29.2)%		(55,803,826)
VMTP Shares, at Liquidation Value – (28.8)%		(55,000,000)

Net Assets Applicable to Common Shares– 100.0%		$190,929,010

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cast for federal income tax purposes were as follows:

Tax cost	$212,368,938

Gross unrealized appreciation	$32,364,341
Gross unrealized depreciation	(687,808)

Net unrealized appreciation	$31,676,533

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $5,218,584.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	27,550	3,135,151	3,162,701	$14

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	ERB	Education Revenue Bonds
	FSA	Financial Security Assurance, Inc.
	GARB	General Airport Revenue Bonds
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$296,662,886	–	$296,662,886
Short-Term Securities	$3,162,701	–	–	3,162,701

Total	$3,162,701	$296,662,886	–	$299,825,587

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(78,139)	–	$(78,139)
TOB trust certificates	–	(55,780,116)	–	(55,780,116)
VMTP shares	–	(55,000,000)	–	(55,000,000)

Total	–	$(110,858,255)	–	$(110,858,255)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 26, 2013